Financial Instruments / Risk Management - Schedule of Net Debt of Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	SFr (5,975)	SFr (123,082)
Cashflows	321	200
Interest calculated on Series B & C shares		(1,266)
Issuance of warrants	(294)	(2,136)
Fair value (gain)/loss on warrant liability	15,531	3,431
Exercise of public and private warrants	1,344	197
Addition of US lease	(792)	(118)
Interests on lease liabilities	(47)	(42)	SFr (45)
Indexation for the period	(25)	(47)
FX revaluation	(32)	(1,052)
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares		124,802
Net debt ending balance	(21,031)	(5,975)	(123,082)
Leasing
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(605)	(633)
Cashflows	321	200
Addition of US lease	(792)	(118)
Interests on lease liabilities	(47)	(42)
Indexation for the period	(25)	(47)
FX revaluation	(32)	35
Net debt ending balance	(1,180)	(605)	(633)
Warrant Liabilities
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(5,370)
Issuance of warrants	(294)	(2,136)
Fair value (gain)/loss on warrant liability	15,531	3,431
Exercise of public and private warrants	1,344	197
Net debt ending balance	SFr (19,851)	(5,370)
Preference Shares
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance		(122,449)
Interest calculated on Series B & C shares		(1,266)
FX revaluation		(1,087)
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares		SFr 124,802
Net debt ending balance			SFr (122,449)